Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004014
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%		10.60%		7.13%
Without Sales Load [Member] | C000184319
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%		10.98%	4.67%
Without Sales Load [Member] | C000225811
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%	7.34%
MSCI Emerging Markets Latin America Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%		14.01%		7.11%
MSCI Emerging Markets Latin America Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%		14.01%	4.56%
MSCI Emerging Markets Latin America Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%	9.26%